Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 69,862,177	$ 51,936,829	$ 34,253,365
Other comprehensive income
Effect of cash flow hedges	(344,206)	(4,454,669)	8,290,428
Total other comprehensive income/(loss)	(344,206)	(4,454,669)	8,290,428
Total comprehensive income	$ 69,517,971	$ 47,482,160	$ 42,543,793